Loans and Related Allowance for Credit Losses, Credit Quality Indicators for Auto Loans by Vintage (Details) - Total Consumer [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	$ 389,255	$ 398,355
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Loan charge-offs, loans	3,462	2,511
Auto [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	14,069	19,342
Term loans by origination year, fiscal year before current fiscal year, finance receivable	13,414	19,767
Term loans by origination year, two years before current fiscal year, finance receivable	12,970	7,782
Term loans by origination year, three years before current fiscal year, finance receivable	4,544	4,790
Term loans by origination year, four years before current fiscal year, finance receivable	2,274	1,518
Term loans by origination year, more than five years before current fiscal year, finance receivable	491	470
Total loans	47,762	53,669
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, charge-offs	15
Term loans by origination year, fiscal year before current fiscal year, charge-offs	265
Term loans by origination year, two years before current fiscal year, charge-offs	392
Term loans by origination year, three years before current fiscal year, charge-offs	99
Term loans by origination year, four years before current fiscal year, charge-offs	52
Term loans by origination year, more than five years before current fiscal year, charge-offs	9
Loan charge-offs, loans	832	734
Auto [Member] | FICO 740 or more [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	9,460	9,361
Term loans by origination year, fiscal year before current fiscal year, finance receivable	6,637	8,233
Term loans by origination year, two years before current fiscal year, finance receivable	5,487	3,193
Term loans by origination year, three years before current fiscal year, finance receivable	1,853	2,146
Term loans by origination year, four years before current fiscal year, finance receivable	963	664
Term loans by origination year, more than five years before current fiscal year, finance receivable	176	166
Total loans	24,576	23,763
Auto [Member] | FICO 700 to 739 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	2,232	3,090
Term loans by origination year, fiscal year before current fiscal year, finance receivable	1,969	3,033
Term loans by origination year, two years before current fiscal year, finance receivable	1,861	1,287
Term loans by origination year, three years before current fiscal year, finance receivable	701	788
Term loans by origination year, four years before current fiscal year, finance receivable	347	238
Term loans by origination year, more than five years before current fiscal year, finance receivable	68	64
Total loans	7,178	8,500
Auto [Member] | FICO 660 to 699 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	1,405	2,789
Term loans by origination year, fiscal year before current fiscal year, finance receivable	1,745	2,926
Term loans by origination year, two years before current fiscal year, finance receivable	1,729	1,163
Term loans by origination year, three years before current fiscal year, finance receivable	623	641
Term loans by origination year, four years before current fiscal year, finance receivable	295	192
Term loans by origination year, more than five years before current fiscal year, finance receivable	61	58
Total loans	5,858	7,769
Auto [Member] | FICO 620 to 659 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	572	2,021
Term loans by origination year, fiscal year before current fiscal year, finance receivable	1,162	2,156
Term loans by origination year, two years before current fiscal year, finance receivable	1,228	796
Term loans by origination year, three years before current fiscal year, finance receivable	425	421
Term loans by origination year, four years before current fiscal year, finance receivable	195	130
Term loans by origination year, more than five years before current fiscal year, finance receivable	46	47
Total loans	3,628	5,571
Auto [Member] | FICO less than 620 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	388	2,062
Term loans by origination year, fiscal year before current fiscal year, finance receivable	1,876	3,389
Term loans by origination year, two years before current fiscal year, finance receivable	2,621	1,316
Term loans by origination year, three years before current fiscal year, finance receivable	915	756
Term loans by origination year, four years before current fiscal year, finance receivable	452	263
Term loans by origination year, more than five years before current fiscal year, finance receivable	130	126
Total loans	6,382	7,912
Auto [Member] | No FICO available [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	12	19
Term loans by origination year, fiscal year before current fiscal year, finance receivable	25	30
Term loans by origination year, two years before current fiscal year, finance receivable	44	27
Term loans by origination year, three years before current fiscal year, finance receivable	27	38
Term loans by origination year, four years before current fiscal year, finance receivable	22	31
Term loans by origination year, more than five years before current fiscal year, finance receivable	10	9
Total loans	140	154
Auto [Member] | Current-29 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	14,022	19,101
Term loans by origination year, fiscal year before current fiscal year, finance receivable	13,052	19,126
Term loans by origination year, two years before current fiscal year, finance receivable	12,376	7,507
Term loans by origination year, three years before current fiscal year, finance receivable	4,335	4,610
Term loans by origination year, four years before current fiscal year, finance receivable	2,161	1,445
Term loans by origination year, more than five years before current fiscal year, finance receivable	448	421
Total loans	46,394	52,210
Auto [Member] | 30 to 89 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	43	218
Term loans by origination year, fiscal year before current fiscal year, finance receivable	328	585
Term loans by origination year, two years before current fiscal year, finance receivable	545	253
Term loans by origination year, three years before current fiscal year, finance receivable	195	167
Term loans by origination year, four years before current fiscal year, finance receivable	106	69
Term loans by origination year, more than five years before current fiscal year, finance receivable	40	45
Total loans	1,257	1,337
Auto [Member] | 90 days or more past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	4	23
Term loans by origination year, fiscal year before current fiscal year, finance receivable	34	56
Term loans by origination year, two years before current fiscal year, finance receivable	49	22
Term loans by origination year, three years before current fiscal year, finance receivable	14	13
Term loans by origination year, four years before current fiscal year, finance receivable	7	4
Term loans by origination year, more than five years before current fiscal year, finance receivable	3	4
Total loans	$ 111	$ 122